Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of fair values of investments

	Fair Value Measurements as of December 31, 2025:
	Fair Value	Level 1	Level 2	Level 3
Common stock	$179,582,037	$179,582,037	$–	$–
Mutual funds	53,542,108	53,542,108	–	–
Money market funds	12,491,023	12,491,023	–	–
Total assets in the fair value hierarchy	245,615,168	245,615,168	–	–

Investments measured at net asset value (a)
Commingled funds	6,944,172,080	–	–	–
Collective trust	2,147,126,132	–	–	–
Private equity funds	367,692	–	–	–
Total investments at fair value	$9,337,281,072	$245,615,168	$–	$–

	Fair Value Measurements as of December 31, 2024:
	Fair Value	Level 1	Level 2	Level 3
Common stock	$139,748,329	$139,748,329	$–	$–
Mutual funds	54,792,389	54,792,389	–	–
Money market funds	18,400,867	18,400,867	–	–
Total assets in the fair value hierarchy	212,941,585	212,941,585	–	–

Investments measured at net asset value (a)
Commingled funds	5,889,523,103	–	–	–
Collective trust	2,231,373,871	–	–	–
Private equity funds	804,851	–	–	–
Total investments at fair value	$8,334,643,410	$212,941,585	$–	$–

(a) In accordance with Subtopic 820-10, collective trusts, private equity funds, and commingled funds that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.